Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of effects of restatements on previously issued financial statements
	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 19, 2020 (audited)
Warrant liabilities	$—	$5,157,000	$5,157,000
Class A common stock subject to possible redemption	107,104,620	(5,157,000)	101,947,620
Class A common stock	79	52	131
Additional paid-in capital	5,004,204	191,060	5,195,264
Accumulated deficit	(4,608)	(191,112)	(195,720)

Balance sheet as of December 31, 2020 (audited)
Warrant liabilities	$—	$9,040,670	$9,040,670
Class A common stock subject to possible redemption	106,882,750	(9,040,670)	97,842,080
Class A common stock	81	91	172
Additional paid-in capital	5,148,390	4,074,691	9,223,081
Accumulated deficit	(148,751)	(4,074,782)	(4,223,533)

Statement of Operations for the period from August 11, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liabilities	$—	$3,883,670	$3,883,670
Offering expense associated with warrant liabilities	—	191,112	191,112
Net loss	(148,751)	(4,074,782)	(4,223,533)
Basic and diluted net loss per share, Class B common stock	(0.06)	(1.42)	(1.48)

Statement of Cash Flows for the period from August 11, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(148,751)	$(4,074,782)	$(4,223,533)
Offering costs allocable to warrant liabilities	—	191,112	191,112
Change in fair value of warrant liabilities	—	3,883,670	3,883,670
Initial classification of Class A common shares subject to possible redemption	107,104,620	(5,157,000)	101,947,620
Change in value of Class A common shares subject to possible redemption	(221,870)	(3,883,670)	(4,105,540)